Exhibit 99
Ford Credit Auto Owner Trust 2012-D
Monthly Investor Report

Collection Period	February 2014
Payment Date	3/17/2014
Transaction Month	16
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-167489 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,096,048,240.42	51,209	56.40 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$234,900,000.00	0.22000%	December 15, 2013
Class A-2 Notes	$342,700,000.00	0.400%	September 15, 2015
Class A-3 Notes	$326,200,000.00	0.510%	April 15, 2017
Class A-4 Notes	$95,610,000.00	0.670%	March 15, 2018
Class B Notes	$31,560,000.00	1.010%	May 15, 2018
Class C Notes	$21,040,000.00	1.230%	August 15, 2018
Class D Notes	$21,040,000.00	1.970%	May 15, 2019
Total	$1,073,050,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$2,028,360.93

Principal:
Principal Collections	$14,350,939.15
Prepayments in Full	$7,053,636.98
Liquidation Proceeds	$470,720.91
Recoveries	$1,825.98
Sub Total	$21,877,123.02
Collections	$23,905,483.95

Purchase Amounts:
Purchase Amounts Related to Principal	$161,396.96
Purchase Amounts Related to Interest	$1,126.65
Sub Total	$162,523.61

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$24,068,007.56

Ford Credit Auto Owner Trust 2012-D
Monthly Investor Report

Collection Period	February 2014
Payment Date	3/17/2014
Transaction Month	16
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee/Expenses	$0.00	$0.00	$0.00	$0.00	$24,068,007.56
Servicing Fee	$495,573.11	$495,573.11	$0.00	$0.00	$23,572,434.45
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$23,572,434.45
Interest - Class A-2 Notes	$23,876.48	$23,876.48	$0.00	$0.00	$23,548,557.97
Interest - Class A-3 Notes	$138,635.00	$138,635.00	$0.00	$0.00	$23,409,922.97
Interest - Class A-4 Notes	$53,382.25	$53,382.25	$0.00	$0.00	$23,356,540.72
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$23,356,540.72
Interest - Class B Notes	$26,563.00	$26,563.00	$0.00	$0.00	$23,329,977.72
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$23,329,977.72
Interest - Class C Notes	$21,566.00	$21,566.00	$0.00	$0.00	$23,308,411.72
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$23,308,411.72
Interest - Class D Notes	$34,540.67	$34,540.67	$0.00	$0.00	$23,273,871.05
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$23,273,871.05
Regular Principal Payment	$20,852,398.92	$20,852,398.92	$0.00	$0.00	$2,421,472.13
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$2,421,472.13
Residuel Released to Depositor	$0.00	$2,421,472.13	$0.00	$0.00	$0.00
Total		$24,068,007.56

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$0.00
Regular Principal Payment					$20,852,398.92
Total					$20,852,398.92
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$20,852,398.92	$60.85	$23,876.48	$0.07	$20,876,275.40	$60.92
Class A-3 Notes	$0.00	$0.00	$138,635.00	$0.43	$138,635.00	$0.43
Class A-4 Notes	$0.00	$0.00	$53,382.25	$0.56	$53,382.25	$0.56
Class B Notes	$0.00	$0.00	$26,563.00	$0.84	$26,563.00	$0.84
Class C Notes	$0.00	$0.00	$21,566.00	$1.03	$21,566.00	$1.03
Class D Notes	$0.00	$0.00	$34,540.67	$1.64	$34,540.67	$1.64
Total	$20,852,398.92	$19.43	$298,563.40	$0.28	$21,150,962.32	$19.71

Ford Credit Auto Owner Trust 2012-D
Monthly Investor Report

Collection Period	February 2014
Payment Date	3/17/2014
Transaction Month	16

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$71,629,441.61	0.2090150	$50,777,042.69	0.1481676
Class A-3 Notes	$326,200,000.00	1.0000000	$326,200,000.00	1.0000000
Class A-4 Notes	$95,610,000.00	1.0000000	$95,610,000.00	1.0000000
Class B Notes	$31,560,000.00	1.0000000	$31,560,000.00	1.0000000
Class C Notes	$21,040,000.00	1.0000000	$21,040,000.00	1.0000000
Class D Notes	$21,040,000.00	1.0000000	$21,040,000.00	1.0000000
Total	$567,079,441.61	0.5284744	$546,227,042.69	0.5090416

Pool Information
Weighted Average APR	4.174%	4.166%
Weighted Average Remaining Term	44.05	43.20
Number of Receivables Outstanding	32,274	31,623
Pool Balance	$594,687,730.47	$572,401,946.15
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$570,519,516.37	$549,332,830.68
Pool Factor	0.5425744	0.5222416

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$5,480,241.20
Targeted Credit Enhancement Amount	$8,586,029.19
Yield Supplement Overcollateralization Amount	$23,069,115.47
Targeted Overcollateralization Amount	$26,174,903.46
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$26,174,903.46

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$5,480,241.20
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$5,480,241.20
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$5,480,241.20

Ford Credit Auto Owner Trust 2012-D
Monthly Investor Report

Collection Period	February 2014
Payment Date	3/17/2014
Transaction Month	16

VIII. NET LOSSES AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Realized Losses		97	$249,090.32
(Recoveries)		31	$1,825.98
Net Losses for Current Collection Period			$247,264.34
Cumulative Net Losses Last Collection Period			$2,783,366.23
Cumulative Net Losses for all Collection Periods			$3,030,630.57

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.50%

Delinquent Receivables:
	% of EOP Pool Balance	# of Receivables	Amount
31-60 Days Delinquent	1.21%	340	$6,942,837.82
61-90 Days Delinquent	0.17%	42	$950,580.38
91-120 Days Delinquent	0.05%	14	$294,218.45
Over 120 Days Delinquent	0.06%	15	$356,904.58
Total Delinquent Receivables	1.49%	411	$8,544,541.23

Repossession Inventory:
Repossessed in the Current Collection Period		28	$582,615.83
Total Repossessed Inventory		42	$909,909.52

Ratio of Net Losses to the Average Pool Balance for the Collection Period:
Second Preceding Collection Period			0.4726%
Preceding Collection Period			0.4059%
Current Collection Period			0.5085%
Three Month Average			0.4623%

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.2030%
Preceding Collection Period			0.2479%
Current Collection Period			0.2245%
Three Month Average			0.2251%

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 7, 2014

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Erin Rohde
Assistant Treasurer